BUSINESS COMBINATIONS (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 70,707,697	$ 48,350,688	$ 180,215,777	$ 89,678,991	$ 138,613,639	$ 51,879,903
Net income from continuing operations	18,752,774	22,725,305	49,462,486	38,686,788	57,545,832	15,691,032
Net income from discontinued operations					0	10,203,951
Total net income from continuing and discontinued operations	18,752,774	22,725,305	49,462,486	38,686,788	57,545,832	25,894,983
From continuing and discontinued operations Earning per share
Basic	$ 0.15	$ 0.27	$ 0.43	$ 0.51	$ 0.70	$ 0.43
Diluted	$ 0.15	$ 0.25	$ 0.40	$ 0.47	$ 0.63	$ 0.39
Earnings per share attributable to Sino Agro Food, Inc. and subsidiaries common stockholders:
Basic (in dollars per share)					$ 0.70	$ 0.26
Diluted (in dollars per share)					$ 0.63	$ 0.23
From discontinued operations Earning per share
Basic (in dollars per share)					$ 0.00	$ 0.17
Diluted (in dollars per share)					$ 0.00	$ 0.16
Pro Forma [Member]
Revenue					128,725,067	47,718,758
Net income from continuing operations					50,655,603	14,041,347
Net income from discontinued operations					0	10,203,951
Total net income from continuing and discontinued operations					$ 50,655,603	$ 24,245,298
From continuing and discontinued operations Earning per share
Basic					$ 0.68	$ 0.40
Diluted					$ 0.55	$ 0.36
Earnings per share attributable to Sino Agro Food, Inc. and subsidiaries common stockholders:
Basic (in dollars per share)					$ 0.68	$ 0.23
Diluted (in dollars per share)					$ 0.55	$ 0.21
From discontinued operations Earning per share
Basic (in dollars per share)					$ 0	$ 0.17
Diluted (in dollars per share)					$ 0	$ 0.15